Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Goodwill	€ 27,095	€ 27,156	€ 27,071
Other intangible assets	14,339	14,602	14,327	€ 11,811
Property, plant and equipment	26,665	25,912	25,123	23,314
Interests in associates and joint ventures	77	130	162	603
Non-current assets included in the calculation of net financial debt	888	980	1,392
Other	4,971	6,039	3,255
Total non-current assets	74,035	74,819	71,330
Inventories	827	819	763	709
Trade receivables	5,175	4,964	4,876	4,612
Prepaid expenses	594	540	495	€ 392
Current assets included in the calculation of net financial debt	8,014	7,899	6,086
Other	6,069	5,627	2,092
Total current assets	20,679	19,849	14,312
Assets held for sale			5,788
Total assets	94,714	94,668	91,430
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current assets	(27)	(27)
Trade receivables	(9)
Other	(152)
Total current assets	(161)
Total assets	(188)	(27)
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Trade receivables	5,175	4,964	4,876
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	27,095	27,156	27,071
Other intangible assets	14,268	14,586	14,327
Property, plant and equipment	26,662	25,910	25,123
Interests in associates and joint ventures	77	130	162
Non-current assets included in the calculation of net financial debt	888	980	1,392
Other	3,502	4,514	3,255
Total non-current assets	72,492	73,276	71,330
Inventories	827	819	763
Trade receivables	5,184	4,964	4,876
Prepaid expenses	593	539	495
Current assets included in the calculation of net financial debt	8,014	7,899	6,086
Other	2,280	2,175	2,092
Total current assets	16,898	16,396	14,312
Assets held for sale			5,788
Total assets	89,390	89,672	91,430
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364	14,364	14,364
Other intangible assets	4,099	4,269	4,378
Property, plant and equipment	13,637	13,054	12,294
Interests in associates and joint ventures			1
Other	4	4	5
Total non-current assets	32,104	31,691	31,042
Inventories	402	433	370
Trade receivables	1,590	1,515	1,614
Prepaid expenses	76	70	67
Other	828	766	824
Total current assets	2,896	2,784	2,875
Total assets	35,000	34,475	33,917
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	9,591	9,572	10,108
Other intangible assets	3,946	4,193	4,019
Property, plant and equipment	7,778	7,437	7,088
Interests in associates and joint ventures	5	7	1
Other	33	31	30
Total non-current assets	21,353	21,240	21,246
Inventories	228	205	208
Trade receivables	1,834	1,649	1,700
Prepaid expenses	189	133	92
Other	115	32	72
Total current assets	2,366	2,019	2,072
Total assets	23,719	23,259	23,318
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,818	6,818	6,818
Other intangible assets	1,742	1,861	2,222
Property, plant and equipment	3,542	3,313	2,768
Interests in associates and joint ventures	1	1	1
Other	17	16	15
Total non-current assets	12,120	12,009	11,824
Inventories	79	73	67
Trade receivables	686	729	903
Prepaid expenses	152	92	43
Other	64	12	30
Total current assets	981	906	1,043
Total assets	13,101	12,915	12,867
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	245	232	769
Other intangible assets	1,260	1,299	707
Property, plant and equipment	2,551	2,420	2,583
Other	13	13	12
Total non-current assets	4,069	3,964	4,071
Inventories	52	37	57
Trade receivables	670	512	422
Prepaid expenses	16	18	20
Other	21	9	27
Total current assets	759	576	526
Total assets	4,828	4,540	4,597
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	348	362	362
Other intangible assets	304	320	347
Property, plant and equipment	810	830	840
Interests in associates and joint ventures	4	6
Other		1	1
Total non-current assets	1,466	1,519	1,550
Inventories	25	31	21
Trade receivables	185	176	194
Prepaid expenses	11	12	17
Other	4	1	2
Total current assets	225	220	234
Total assets	1,691	1,739	1,784
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,180	2,160	2,159
Other intangible assets	640	713	743
Property, plant and equipment	875	874	897
Other	3	1	2
Total non-current assets	3,698	3,748	3,801
Inventories	72	64	63
Trade receivables	289	223	177
Prepaid expenses	10	11	12
Other	27	11	13
Total current assets	398	309	265
Total assets	4,096	4,057	4,066
Eliminations, interoperating segments, Europe [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade receivables	4	9	4
Other	(1)	(1)
Total current assets	3	8	4
Total assets	3	8	4
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,629	1,709	1,117
Other intangible assets	2,160	2,103	1,936
Property, plant and equipment	3,193	3,270	3,504
Interests in associates and joint ventures	70	111	155
Other	13	13	13
Total non-current assets	7,065	7,206	6,725
Inventories	78	84	71
Trade receivables	690	701	728
Prepaid expenses	67	66	71
Other	757	638	360
Total current assets	1,592	1,489	1,230
Total assets	8,657	8,695	7,955
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,493	1,496	1,467
Other intangible assets	342	327	322
Property, plant and equipment	479	487	505
Interests in associates and joint ventures	1	1	1
Other	22	21	22
Total non-current assets	2,337	2,332	2,317
Inventories	45	50	59
Trade receivables	807	784	703
Prepaid expenses	187	189	179
Other	165	150	140
Total current assets	1,204	1,173	1,081
Total assets	3,541	3,505	3,398
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	15	15
Other intangible assets	3,720	3,694	3,672
Property, plant and equipment	1,575	1,662	1,732
Interests in associates and joint ventures	1	11	4
Other	18	18	18
Total non-current assets	5,332	5,400	5,441
Inventories	74	49	55
Trade receivables	881	864	759
Prepaid expenses	93	95	94
Other	268	385	504
Total current assets	1,316	1,393	1,412
Assets held for sale			5,788
Total assets	6,648	6,793	12,641
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	1
Non-current assets included in the calculation of net financial debt	888	980	1,392
Other	3,412	4,427	3,167
Total non-current assets	4,301	5,407	4,559
Inventories		(2)
Trade receivables	(618)	(549)	(628)
Prepaid expenses	(19)	(14)	(8)
Current assets included in the calculation of net financial debt	8,014	7,899	6,086
Other	147	204	192
Total current assets	7,524	7,538	5,642
Total assets	11,825	12,945	€ 10,201
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	71	16
Property, plant and equipment	3	2
Other	1,496	1,552
Total non-current assets	1,570	1,570
Prepaid expenses	1	1
Other	3,941	3,452
Total current assets	3,942	3,453
Total assets	€ 5,512	€ 5,023